General (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2005	Sep. 30, 2020 ILS (₪)	Sep. 30, 2019 ILS (₪)	Sep. 30, 2020 ILS (₪)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 ILS (₪)	Dec. 31, 2019 ILS (₪)	Sep. 30, 2020 USD ($)
General (Textual)
Date of incorporation	Jul. 21, 2003
Incurred loss | ₪		₪ 55,315	₪ (19,355)	₪ 9,642		₪ (66,178)	₪ (109,194)
Accumulated deficit | ₪		(310,696)	(277,322)	(310,696)		(277,322)	(320,338)
Negative cash flows from operating activities | ₪		(10,312)	₪ (24,926)	(56,632)		₪ (60,005)	₪ (77,058)
Revalued of loan | ₪				59,242
Revaluation income | ₪				62,800
Nominal terms | ₪				12,685
Outstanding principal amount | ₪		₪ 102,192		₪ 102,192
USD [Member]
General (Textual)
Incurred loss					$ 2,802
Accumulated deficit								$ (90,292)
Negative cash flows from operating activities					(16,458)
Revalued of loan					(17,217)
Revaluation income					(18,250)
Nominal terms					(3,686)
Outstanding principal amount								$ (29,698)
Equity financing amount					$ 200